PROPERTY, EQUIPMENT, MINE DEVELOPMENT COSTS, OWNED AND LEASED MINERAL RIGHTS, LAND AND BUILDINGS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Owned and leased mineral rights land and building, gross	$ 20,999
Less accumulated depreciation and depletion	(22)
Total owned and leased mineral rights, land and building, net	20,977	0
Land [Member]
Owned and leased mineral rights land and building, gross	490	0
Building [Member]
Owned and leased mineral rights land and building, gross	132
Mineral Interests [Member]
Owned and leased mineral rights land and building, gross	$ 20,377	$ 0